Financial instruments - Reconciliation of Asset and Liability Hedging Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	$ (10,061)	$ (81,597)
Hedging derivative, ending balance	2,520	(10,061)
Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	(29,984)	12,613
Hedging derivative, ending balance	(18,300)	(29,984)
Non-hedging derivatives disbursement SQM Australia Pty asset
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	7,139	0
Hedging derivative, ending balance	1,437	7,139
Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	(1,642)	(418)
Hedging derivative, ending balance	(14,275)	(1,642)
Cash Flow | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(14,850)	8,616
Cash Flow | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(10,082)	(52,698)
Cash Flow | Non-hedging derivatives disbursement SQM Australia Pty asset
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	1,183	2,022
Cash Flow | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(18,034)	(39,878)
Income Statement | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	6,631	37,494
Income Statement | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	18,171	16,104
Income Statement | Non-hedging derivatives disbursement SQM Australia Pty asset
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(1,183)	0
Income Statement | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	5,401	38,653
Equity and Others | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	20,800	25,426
Equity and Others | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	3,595	(6,003)
Equity and Others | Non-hedging derivatives disbursement SQM Australia Pty asset
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(5,702)	5,117
Equity and Others | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	$ 0	$ 0